Loss before tax	12 Months Ended
Oct. 31, 2021
Loss before tax [Abstract]
Loss before tax
3 Loss before tax

The loss before tax is stated after charging/(crediting) the following operating costs/(gains) classified by the nature of the costs/(gains):

		Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	Note	$m	$m	$m
Staff costs	28	1,396.0	1,344.4	1,409.0
Depreciation of property, plant and equipment:	12	33.7	42.0	52.6
Depreciation of right-of-use asset (2019: finance lease depreciation)[1]	19	73.3	76.9	13.9
Loss on disposal of property, plant and equipment	12	1.2	5.6	3.6
Amortization of intangible assets	11	956.4	674.1	716.5
Operating lease rentals payable:
- plant and machinery		-	-	7.0
- property		-	-	58.9
Provision for receivables impairment charge/(release)	14	0.6	(4.8)	16.0
Foreign exchange loss/(gain) on derivative financial instruments		-	21.8	(6.9)
Foreign exchange loss		0.1	7.9	18.2

[1]
$13.9 million of depreciation on leased assets was included in depreciation of property, plant and equipment in the Year ended October 31, 2019. No depreciation in relation to leased assets is included in depreciation of property, plant and equipment in the periods ended October 31, 2020 and 2021 as all leased assets are classified as right-of-use assets following the adoption of IFRS 16.